Financial Instruments - Schedule of Contracted Volumes and Weighted Average Prices and will Receive Under Derivative Contracts (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2018 MMBTU $ / bbl $ / MMBTU bbl	Dec. 31, 2017 MMBTU $ / bbl $ / MMBTU bbl
July Two Thousand Eighteen To December Two Thousand Eighteen Production | Henry Hub | NYMEX | Swap
Average Sales Price And Production Costs Per Unit Of Production [Line Items]
Instrument Type	Swap
Average Daily Volumes | MMBTU	23,747
Weighted Average Swap Price | $ / MMBTU	3.01
July Two Thousand Eighteen To December Two Thousand Eighteen Production | Henry Hub | NYMEX | Collar
Average Sales Price And Production Costs Per Unit Of Production [Line Items]
Instrument Type	Collar
Average Daily Volumes | MMBTU	6,000
Weighted Average Put Price	2.75
Weighted Average Call Price	3.24
January 2019 - December 2019 | Henry Hub | NYMEX | Swap
Average Sales Price And Production Costs Per Unit Of Production [Line Items]
Instrument Type	Swap	Swap
Average Daily Volumes | bbl	10,146
Average Daily Volumes | MMBTU		10,146
Weighted Average Swap Price	2.99	2.99
January 2018 - December 2018 | Henry Hub | NYMEX | Swap
Average Sales Price And Production Costs Per Unit Of Production [Line Items]
Instrument Type		Swap
Average Daily Volumes | MMBTU		26,346
Weighted Average Swap Price | $ / MMBTU		3.00
Crude Oil | WTI | July Two Thousand Eighteen To December Two Thousand Eighteen Production | Swap
Average Sales Price And Production Costs Per Unit Of Production [Line Items]
Instrument Type	Swap
Average Daily Volumes | bbl	29,615
Weighted Average Swap Price	54.06
Crude Oil | WTI | July Two Thousand Eighteen To December Two Thousand Eighteen Production | Collar
Average Sales Price And Production Costs Per Unit Of Production [Line Items]
Instrument Type	Collar
Average Daily Volumes | bbl	1,000
Weighted Average Put Price	45.00
Weighted Average Call Price	55.35
Crude Oil | WTI | July Two Thousand Eighteen To December Two Thousand Eighteen Production | Put
Average Sales Price And Production Costs Per Unit Of Production [Line Items]
Instrument Type	Put
Average Daily Volumes | bbl	2,000
Weighted Average Put Price	49.50
Crude Oil | WTI | January 2019 - December 2019 | Swap
Average Sales Price And Production Costs Per Unit Of Production [Line Items]
Instrument Type	Swap	Swap
Average Daily Volumes | bbl	23,130	15,866
Weighted Average Swap Price	54.14	53.17
Crude Oil | WTI | January 2018 - December 2018 | Swap
Average Sales Price And Production Costs Per Unit Of Production [Line Items]
Instrument Type		Swap
Average Daily Volumes | bbl		24,804
Weighted Average Swap Price		53.79
Crude Oil | WTI | January 2019 – June 2019 | Swap
Average Sales Price And Production Costs Per Unit Of Production [Line Items]
Instrument Type		Swap
Average Daily Volumes | bbl		1,008
Weighted Average Swap Price		56.25